RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

16. RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

Year ended Deceember 31, 2022	Salary and fees	Share-based Payments	Total
Management	$868	$882	$1,750
Outside directors	601	741	1,342
Seabord Management Corp.*	285	-	285
Total	$1,754	$1,623	$3,377

Year ended December 31, 2021	Salary and fees	Share-based Payments	Total
Management	$854	$1,083	$1,937
Outside directors	444	771	1,215
Seabord Management Corp.*	166	-	166
Total	$1,464	$1,854	$3,318

*Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company.

Included in accounts payable and accrued liabilities at December 31, 2022 is $Nil (December 31, 2021 - $3) owed to key management personnel and other related parties and includes accruals for short term incentive bonuses and compensation adjustments.